Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

Note 7: Leases

As the lessee, we currently lease real estate space, automobiles, and certain equipment under non-cancelable operating lease agreements. Some of the leases include options to extend the leases for up to an additional 10 years. We do not include any of our renewal options in our lease terms for calculating our lease liability as the renewal options allow us to maintain operational flexibility, and we are not reasonably certain we will exercise these renewal options at this time.

We determine if an arrangement is a lease at inception. Operating leases are included in Operating lease right-of-use assets, Current portion of operating lease liabilities, and Operating lease liabilities on our Condensed Consolidated Balance Sheets. The Company assesses its ROU asset and other lease-related assets for impairment consistent with other long-lived assets. As of December 31, 2019, we did not record impairment related to these assets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. As such, the Company used judgment to determine an appropriate incremental borrowing rate. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our variable lease payments consist of non-lease services related to the lease and lease payments that are based on annual changes to an index. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

As of December 31, 2019, we have additional operating leases, primarily for real estate, that have not yet commenced of $4,158. These operating leases will commence in fiscal year 2020 with lease terms of one year to five years.

December 31,
2019
Lease cost
Operating lease cost	$27,812
Short-term lease cost	296
Variable lease cost	1,213
Total lease cost	$29,321

December 31,
2019
Other information
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$24,303
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$6,386

Weighted-average remaining lease term - operating leases	6
Weighted-average discount rate - operating leases	5.8%

The future aggregate minimum lease payments as of December 31, 2019 under all non-cancelable operating leases for the years noted are as follows:

Year ending December 31,
2020	$21,178
2021	17,854
2022	15,378
2023	12,816
2024	10,476
2025 & Thereafter	25,460
Total operating lease commitments	103,162
Less imputed interest	(16,843)
Total	$86,319

In connection with certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. As of December 31, 2019 and December 31, 2018, the liability of $3,455 and $4,100, respectively, associated with these restorations is recorded within Other non-current liabilities.

There were no material future minimum sublease payments to be received under non-cancelable subleases at December 31, 2019. There was no material sublease income for the years ended December 31, 2019, 2018 and 2017, respectively.

Disclosures related to periods prior to adoption of Topic 842

As discussed above, the Company adopted Topic 842 effective January 1, 2019 using a modified retrospective approach. For comparability purposes, and as required, the following disclosure is provided for periods prior to adoption. The Company’s total future minimum annual rental payments in effect at December 31, 2018 for noncancelable operating leases, which were accounted for under the previous leasing standard, Accounting Standards Codification 840, were as follows:

Year ended December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555

Total rental expense under operating leases amounted to $25,527 and $17,255 for the years ended December 31, 2018 and 2017, respectively.